RELATED PARTY TRANSACTIONS AND BALANCES (Balances) (Details)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Outstanding amounts due from related parties:
Total	¥ 1,667,190,153		¥ 2,277,446,307
Other payables due to a related party:
Accounts payable due to related parties	688,907	$ 101,619	0
Other payables to Desun for leasing of land and buildings	8,628,855		7,528,551
Other payables due to Jiangxi Jinko Engineering for payments on behalf of the Company	4,305,734		68,505,022
Total	76,089,360	11,223,778	60,541,490
Guarantor Obligations, Current Carrying Value	37,593,347	$ 5,545,314	52,710,970
JinkoSolar Power Engineering Group Limited [Member]
Other payables due to a related party:
Accounts payable due to related parties	76,089,360		60,541,490
Total	89,712,856		136,575,063
Guarantor Obligations, Current Carrying Value	0		0
ReneSola Ltd. [Member]
Outstanding amounts due from related parties:
Advances to subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	0		661,788
Other payables due to a related party:
Accounts payable due to related parties	688,907		0
Gansu Heihe Hydropower Industrial Investment LLC [Member]
Outstanding amounts due from related parties:
Accounts receivable from subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	44,616		44,616
Jiangxi Jinko [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	61,902,163		62,352,655
Other Assets, Related Parties	158,062,271		173,375,586
Accounts receivable from subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	786,599,753		1,414,039,443
Advances to subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	600,000,000		610,200,000
Executive Directors [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	23,059		68,106
Jiangxi Jinko Engineering For Miscellaneous [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	7,833,396		16,704,113
Sweihan Solar Holding Company [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	12,532,640		0
Sweihan PV Power Company P.S.J.C [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	¥ 40,192,255		¥ 0